Note 5 - Other Receivables and Prepaid Expenses - Components of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Government authorities		$ 1
Prepaid expenses		7
		$ 8